Note 14 - Equity Compensation Plan (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 20, 2014	Nov. 22, 2012	Nov. 20, 2017	Nov. 20, 2016	Dec. 31, 2015	Nov. 20, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007
Note 14 - Equity Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)					115,357
Dividends					$ 0		$ 0	$ 0
Share-based Compensation					1,140,084		357,967	292,628
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					441,815			0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 469,623
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 324 days
The Plan [Member]
Note 14 - Equity Compensation Plan (Details) [Line Items]
Common Stock Reserved Percentage									10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)					555,479
Non-Vested Restricted Shares [Member]
Note 14 - Equity Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	230,713	74,761
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 7.58	$ 7.26
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)						115,357
Share-based Compensation					$ 1,140,084		357,967	$ 292,628
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 681,073
Non-Vested Restricted Shares [Member] | Scenario, Forecast [Member]
Note 14 - Equity Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)			57,678	57,678